Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000223272 | 912797QZ3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000223272 | 1EV5P6680_20251006_L_ADM | S&P 500 Emini 6680 Index
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223272 | Futures1EV5P6680_20251006_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000223272 | U.S. Treasury Obligations912797QZ3
Holdings [Line Items]
Percent of Total Investments	99.80%
C000223272 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223272 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000223274 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223274 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223274 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223274 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223274 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223274 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223274 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223274 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223274 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223274 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223274 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223274 | Futures3EV5P4800_20251020_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223274 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223274 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223274 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000223274 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000223274 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000223277 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223277 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223277 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223277 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223277 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223277 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223277 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223277 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223277 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223277 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223277 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223277 | Futures3EV5P4800_20251020_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223277 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223277 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000223277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000223277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000223275 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223275 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223275 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223275 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223275 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223275 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223275 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223275 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223275 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223275 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223275 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223275 | Futures3EV5P4800_20251020_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223275 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223275 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000223275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000223275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000223276 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223276 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223276 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223276 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223276 | 01609W102 | Alibaba Group Holding Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223276 | 110448107 | British American Tobacco plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223276 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223276 | 25243Q205 | Diageo plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223276 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223276 | 03524A108 | Anheuser-Busch InBev S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223276 | Consumer Discretionary26142V105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223276 | Futures3EV5P4800_20251020_L_ADM
Holdings [Line Items]
Percent of Total Investments	0.00%
C000223276 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000223276 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000223276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000223276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000223276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	37.40%